Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, presented below is the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	COMPENSATION ACTUALLY PAID TO CEO ($)(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEO(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS(3) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($)	OPERATING INCOME ($)
					TOTAL STOCKHOLDER RETURN ($)	PEER GROUP TOTAL STOCKHOLDER RETURN(4) ($)
2023	8,107,748	32,360,845	2,574,233	5,678,095	157.86	116.39	91,778,000	135,279,000
2022	9,654,358	16,864,015	2,281,438	2,891,868	114.47	99.56	115,347,000	121,749,000
2021	9,567,617	25,897,229	2,395,117	4,987,273	136.17	112.85	74,049,000	115,371,000

(1)
The dollar amounts reported represent the amount of compensation actually paid to Mr. Chopra, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Chopra during the applicable year.

(2)
Mr. Edrick, Mr. Mehra, Mr. Sze, and Mr. Mansouri were our non-CEO NEOs for 2023; Mr. Edrick, Mr. Mehra, Mr. Sze, and Mr. Maginnis were our non-CEO NEOs for 2022 and 2021.

(3)
The dollar amounts reported represent the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Chopra), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Chopra) during the applicable year.

(4)
The peer group as reported in our Form 10-K includes Leidos Holdings Inc., Smiths Group Plc, and Conmed Corp.

The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE ($)	YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING YEAR ($)	CHANGE IN FAIR VALUE OF AWARDS THAT WERE FORFEITED DURING THE YEAR ($)	CHANGE IN THE ACTUARIAL PRESENT VALUES REPORTED UNDER THE “CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS” COLUMN OF THE SUMMARY COMPENSATION TABLE ($)	SERVICE COST AND, IF APPLICABLE, PRIOR SERVICE COST FOR PENSION PLANS ($)	COMPENSATION ACTUALLY PAID ($)
CEO
2023	8,107,748	(4,833,221)	12,027,821	15,412,481	519,822	—	(204,135)	1,330,329	32,360,845
2022	9,654,358	(4,833,148)	7,514,030	5,867,194	(498,504)	—	(1,954,741)	1,114,826	16,864,015
2021	9,567,617	(4,833,177)	12,820,549	9,346,813	128,528	—	(1,754,121)	621,020	25,897,229
NON-CEO NEOS
2023	2,574,233	(959,590)	1,948,519	2,046,128	68,805	—	—	—	5,678,095
2022	2,281,438	(941,882)	1,179,659	505,613	(79,244)	(53,716)	—	—	2,891,868
2021	2,395,117	(941,838)	2,038,210	1,469,741	29,523	(3,480)	—	—	4,987,273

Company Selected Measure Name	OPERATING INCOME
Named Executive Officers, Footnote	(2) Mr. Edrick, Mr. Mehra, Mr. Sze, and Mr. Mansouri were our non-CEO NEOs for 2023; Mr. Edrick, Mr. Mehra, Mr. Sze, and Mr. Maginnis were our non-CEO NEOs for 2022 and 2021.
Peer Group Issuers, Footnote	(4) The peer group as reported in our Form 10-K includes Leidos Holdings Inc., Smiths Group Plc, and Conmed Corp.
PEO Total Compensation Amount	$ 8,107,748	$ 9,654,358	$ 9,567,617
PEO Actually Paid Compensation Amount	$ 32,360,845	16,864,015	25,897,229
Adjustment To PEO Compensation, Footnote
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE ($)	YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING YEAR ($)	CHANGE IN FAIR VALUE OF AWARDS THAT WERE FORFEITED DURING THE YEAR ($)	CHANGE IN THE ACTUARIAL PRESENT VALUES REPORTED UNDER THE “CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS” COLUMN OF THE SUMMARY COMPENSATION TABLE ($)	SERVICE COST AND, IF APPLICABLE, PRIOR SERVICE COST FOR PENSION PLANS ($)	COMPENSATION ACTUALLY PAID ($)
CEO
2023	8,107,748	(4,833,221)	12,027,821	15,412,481	519,822	—	(204,135)	1,330,329	32,360,845
2022	9,654,358	(4,833,148)	7,514,030	5,867,194	(498,504)	—	(1,954,741)	1,114,826	16,864,015
2021	9,567,617	(4,833,177)	12,820,549	9,346,813	128,528	—	(1,754,121)	621,020	25,897,229
NON-CEO NEOS
2023	2,574,233	(959,590)	1,948,519	2,046,128	68,805	—	—	—	5,678,095
2022	2,281,438	(941,882)	1,179,659	505,613	(79,244)	(53,716)	—	—	2,891,868
2021	2,395,117	(941,838)	2,038,210	1,469,741	29,523	(3,480)	—	—	4,987,273

Non-PEO NEO Average Total Compensation Amount	$ 2,574,233	2,281,438	2,395,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,678,095	2,891,868	4,987,273
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE ($)	YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN YEAR-END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING YEAR ($)	CHANGE IN FAIR VALUE OF AWARDS THAT WERE FORFEITED DURING THE YEAR ($)	CHANGE IN THE ACTUARIAL PRESENT VALUES REPORTED UNDER THE “CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS” COLUMN OF THE SUMMARY COMPENSATION TABLE ($)	SERVICE COST AND, IF APPLICABLE, PRIOR SERVICE COST FOR PENSION PLANS ($)	COMPENSATION ACTUALLY PAID ($)
CEO
2023	8,107,748	(4,833,221)	12,027,821	15,412,481	519,822	—	(204,135)	1,330,329	32,360,845
2022	9,654,358	(4,833,148)	7,514,030	5,867,194	(498,504)	—	(1,954,741)	1,114,826	16,864,015
2021	9,567,617	(4,833,177)	12,820,549	9,346,813	128,528	—	(1,754,121)	621,020	25,897,229
NON-CEO NEOS
2023	2,574,233	(959,590)	1,948,519	2,046,128	68,805	—	—	—	5,678,095
2022	2,281,438	(941,882)	1,179,659	505,613	(79,244)	(53,716)	—	—	2,891,868
2021	2,395,117	(941,838)	2,038,210	1,469,741	29,523	(3,480)	—	—	4,987,273

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TSR
Compensation Actually Paid vs. Net Income
COMPENSATION ACTUALLY PAID VS. NET INCOME
We do not consider net income to be one of our most important financial performance measures and, accordingly, it is not utilized in our compensation programs. We believe there is limited relationship, if any, between compensation actually paid and net income. Net income in fiscal year 2022 included a $27.4 million pre-tax gain on sale of a property in a sale-leaseback transaction.

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. OPERATING INCOME
Tabular List, Table
We consider the following to be the most important financial performance measures we used to link compensation actually paid to our NEOs to company performance for fiscal year 2023.
FINANCIAL PERFORMANCE MEASURES
Revenue
Operating Income (EBIT)
AROE

Total Shareholder Return Amount	$ 157.86	114.47	136.17
Peer Group Total Shareholder Return Amount	116.39	99.56	112.85
Net Income (Loss)	$ 91,778,000	$ 115,347,000	$ 74,049,000
Company Selected Measure Amount	135,279,000	121,749,000	115,371,000
PEO Name	Mr. Chopra
Additional 402(v) Disclosure
(1)
The dollar amounts reported represent the amount of compensation actually paid to Mr. Chopra, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Chopra during the applicable year.
(3)
The dollar amounts reported represent the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Chopra), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Chopra) during the applicable year.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income (EBIT)
Measure:: 3
Pay vs Performance Disclosure
Name	AROE
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,833,221)	$ (4,833,148)	$ (4,833,177)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,027,821	7,514,030	12,820,549
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,412,481	5,867,194	9,346,813
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519,822	(498,504)	128,528
PEO | Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,135)	(1,954,741)	(1,754,121)
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,330,329	1,114,826	621,020
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(959,590)	(941,882)	(941,838)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,948,519	1,179,659	2,038,210
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,046,128	505,613	1,469,741
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 68,805	(79,244)	29,523
Non-PEO NEO | Change In Fair Value Of Awards That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (53,716)	$ (3,480)